CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 589,886	$ 592,253
Other current financial assets	3,504	5,201
Other current non-financial assets	129,837	144,915
Trade and other current receivables	814,412	701,610
Accounts receivable due from related companies	3,488	12,505
Current inventories	868,462	852,612
Current biological assets	307,796	306,117
Current tax assets	49,471	104,088
Total Current Assets other than assets or disposal groups classified as held for sale	2,766,856	2,719,301
Non-Current Assets or disposal groups classified as held for sale	3,507	3,059
Non-Current Assets or disposal groups classified as held for sale or as held for distribution to owners	3,507	3,059
Total Current Assets	2,770,363	2,722,360
Non-Current Assets
Other non-current financial assets	56,600	8,868
Other non-current non-financial assets	121,521	130,319
Trade and other non-current receivables	16,040	14,273
Accounts receivable due from related companies, non-current	1,056	957
Investments accounted for using equity method	368,772	446,548
Intangible assets other than goodwill	88,615	89,497
Goodwill	69,922	74,893
Property, plant and equipment	7,034,299	6,919,495
Non-current biological assets	3,459,146	3,592,874
Deferred tax assets	8,266	6,097
Total Non-Current Assets	11,224,237	11,283,821
Total Assets	13,994,600	14,006,181
Current Liabilities
Other current financial liabilities	500,344	697,452
Trade and other current payables	717,346	537,891
Accounts payable to related companies	11,208	3,831
Other current provisions	2,728	842
Current tax liabilities	8,088	1,641
Current provisions for employee benefits	5,730	5,244
Other current non-financial liabilities	153,950	99,163
Total Current Liabilities other than assets included in disposal groups classified as held for sale	1,399,394	1,346,064
Total Current Liabilities	1,399,394	1,346,064
Non-Current Liabilities
Other non-current financial liabilities	3,778,567	3,870,914
Other non-current provisions	36,008	38,138
Deferred tax liabilities	1,485,365	1,631,065
Non-current provisions for employee benefits	66,033	60,084
Other non-current non-financial liabilities	112,340	60,633
Total Non-Current Liabilities	5,478,313	5,660,834
Total Liabilities	6,877,707	7,006,898
Equity
Issued capital	353,618	353,618
Retained earnings	7,425,133	7,329,675
Other reserves	(703,778)	(728,042)
Equity attributable to parent company	7,074,973	6,955,251
Non-controlling interests	41,920	44,032
Total Equity	7,116,893	6,999,283
Total Equity and Liabilities	$ 13,994,600	$ 14,006,181